Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Mar. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 117,888	$ 210,169
TOTAL ASSETS	117,888	210,169
CURRENT LIABILITIES
Accounts Payable and accrued expenses	25,528	37,500
Accounts Payable - related party	45,000	31,500
Customer Deposits	45,930	45,930
TOTAL CURRENT LIABILITIES	116,458	114,930
LONG-TERM LIABILITIES
Convertible Notes Payable	4,000
TOTAL LIABILITIES	120,458	114,930
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock - Par value $0.0001; Authorized: 200,000,000 None issued and outstanding
Common stock - Par value $ 0.0001; Authorized: 600,000,000 Issued and outstanding: 155,560,000	15,556	15,556
Additional paid-in capital	555,444	555,444
Accumulated deficit	(573,570)	(475,761)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(2,570)	95,239
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 117,888	$ 210,169